RELATED PARTY TRANSACTIONS - Founder Shares (Details) - ITHAX ACQUISITION CORP.							3 Months Ended	6 Months Ended
	Dec. 20, 2021 D $ / shares shares	Oct. 28, 2021 USD ($) shares	Jan. 27, 2021 D $ / shares shares	Oct. 28, 2020 shares	Oct. 16, 2020 shares	Oct. 06, 2020 USD ($) shares	Dec. 31, 2020 USD ($)	Jun. 30, 2022 shares	Dec. 31, 2021 shares	Oct. 26, 2021 director shares
Related Party Transaction [Line Items]
Aggregate purchase price | $							$ 25,000
Shares subject to forfeiture								787,500	787,500
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences								30 days
Director | Class A Common Stock
Related Party Transaction [Line Items]
Percentage of shares transferred by sponsor to director				4.00%
Sponsor | Class A Common Stock
Related Party Transaction [Line Items]
Restrictions on transfer period of time after business combination completion	6 months
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences	90 days
Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Number of shares purchased	603,750
Founder Shares | Class A Common Stock
Related Party Transaction [Line Items]
Aggregate purchase price | $		$ 4,000,000
Aggregate number of shares owned		10,000		10,000
Founder Shares | Director
Related Party Transaction [Line Items]
Number of shares purchased		10,000		10,000
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Number of shares purchased					20,000
Number of shares received by each directors		41,250		41,250	10,000					10,000
Founder Shares | Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Consideration received | $						$ 25,000
Number of shares purchased						5,031,250
Share dividend			0.2
Aggregate number of shares owned			6,037,500
Shares subject to forfeiture			787,500
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%
Restrictions on transfer period of time after business combination completion			6 months
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares			$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			150 days
Founder Shares | Sponsor | Director
Related Party Transaction [Line Items]
Numbers of members of the board of directors | director										2